UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Mid-Cap Growth Fund	March 31, 2014

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 94.2%		
CONSUMER DISCRETIONARY 15.9%		
Automobiles 1.0%		
Harley-Davidson	2,500,000	166,525
Tesla Motors (1)	340,000	70,873
		237,398
Hotels, Restaurants & Leisure 4.3%		
ARAMARK Holdings	1,983,651	57,367
Chipotle Mexican Grill (1)	250,000	142,012
Choice Hotels International (2)	3,000,000	138,000
Extended Stay America, Equity Units	832,100	18,947
Marriott, Class A	4,000,000	224,080
Norwegian Cruise Line Holdings (1)	7,500,000	242,025
Panera Bread, Class A (1)	400,000	70,588
Tim Hortons	2,250,000	124,448
		1,017,467
Household Durables 0.7%		
Harman International	1,500,000	159,600
		159,600
Internet & Catalog Retail 1.1%		
Coupons.com (1)	275,700	6,796
Coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $41,923 (1)(3)	3,063,199	71,732
Groupon (1)	8,000,000	62,720
Netflix (1)	250,000	88,008
TripAdvisor (1)	500,000	45,295
		274,551
Media 1.2%		
Aimia (CAD)	3,000,000	48,168
Charter Communications, Class A (1)	1,850,000	227,920
		276,088

Multiline Retail 1.7%		
Dollar General (1)	4,250,000	235,790
Dollar Tree (1)	3,250,000	169,585
		405,375
Specialty Retail 4.9%		
AutoZone (1)	500,000	268,550
CarMax (1)	7,500,000	351,000
DSW, Class A (2)	4,750,000	170,335
L Brands	2,250,000	127,733
O'Reilly Automotive (1)	1,750,000	259,682
		1,177,300
Textiles, Apparel & Luxury Goods 1.0%		
Coach	3,750,000	186,225
Wolverine World Wide	1,733,940	49,504
		235,729
Total Consumer Discretionary		3,783,508
CONSUMER STAPLES 3.7%		
Food & Staples Retailing 1.6%		
Rite Aid (1)	24,000,000	150,480
Sprouts Farmers Market (1)	3,160,911	113,888
Whole Foods Market	2,500,000	126,775
		391,143
Food Products 2.1%		
Dean Foods (2)	4,900,000	75,754
Keurig Green Mountain	500,000	52,795
TreeHouse Foods (1)(2)	2,000,000	143,980
Whitewave Foods, Class A (1)	7,868,500	224,567
		497,096
Total Consumer Staples		888,239

ENERGY 5.4%		
Oil, Gas & Consumable Fuels 5.4%		
Concho Resources (1)	1,500,000	183,750
CONSOL Energy	3,750,000	149,812
EQT	3,500,000	339,395
Laredo Petroleum (1)	974,456	25,199
Pioneer Natural Resources	800,000	149,712
Range Resources	3,500,000	290,395
SM Energy	2,050,000	146,145
Total Energy		1,284,408
FINANCE 0.6%		
Consumer Finance 0.6%		
Santander Consumer USA Holdings (1)	5,500,000	132,440
Total Finance		132,440
FINANCIALS 8.0%		
Capital Markets 1.5%		
LPL Financial Holdings	2,500,000	131,350
TD Ameritrade Holding	7,000,000	237,650
		369,000
Diversified Financial Services 2.3%		
CBOE Holdings	3,750,000	212,250
IntercontinentalExchange	1,000,000	197,830
MSCI, Class A (1)	3,500,000	150,570
		560,650
Insurance 3.3%		
Fidelity National Financial	9,500,000	298,680
HCC Insurance Holdings	4,000,000	181,960
Progressive	7,500,000	181,650

Willis Group Holdings	2,600,000	114,738
		777,028
Real Estate Management & Development 0.9%		
Jones Lang LaSalle	1,725,000	204,413
		204,413
Total Financials		1,911,091
HEALTH CARE 17.3%		
Biotechnology 2.9%		
Alexion Pharmaceuticals (1)	175,000	26,623
Alkermes (1)	5,250,000	231,472
Alnylam Pharmaceuticals (1)	1,000,000	67,140
Cubist Pharmaceuticals (1)	700,000	51,205
Incyte (1)	2,250,000	120,420
Pharmacyclics (1)	400,000	40,088
Puma Biotechnology (1)	450,000	46,863
Seattle Genetics (1)	550,000	25,058
Vertex Pharmaceuticals (1)	1,250,000	88,400
		697,269
Health Care Equipment & Supplies 6.6%		
CareFusion (1)	6,250,000	251,375
Cooper Companies	1,875,000	257,550
DENTSPLY International	6,900,000	317,676
IDEXX Laboratories (1)	2,125,000	257,975
Intuitive Surgical (1)	500,000	218,995
Sirona Dental Systems (1)	1,092,936	81,610
Teleflex	1,668,900	178,973
		1,564,154
Health Care Providers & Services 3.2%		
Envision Healthcare Holdings (1)	3,000,000	101,490
Henry Schein (1)	2,000,000	238,740
Laboratory Corporation of America (1)	1,000,000	98,210

MEDNAX (1)	2,500,000	154,950
Universal Health Services	2,000,000	164,140
		757,530
Health Care Technology 0.1%		
Veeva Systems, Class A (1)	1,000,000	26,700
		26,700
Life Sciences Tools & Services 3.8%		
Agilent Technologies	5,000,000	279,600
Bruker (1)	7,500,000	170,925
Covance (1)	2,800,000	290,920
Illumina (1)	750,000	111,495
Mettler-Toledo International (1)	225,000	53,028
		905,968
Pharmaceuticals 0.7%		
Hospira (1)	4,100,000	177,325
		177,325
Total Health Care		4,128,946
INDUSTRIALS & BUSINESS SERVICES 21.2%		
Aerospace & Defense 2.3%		
DigitalGlobe (1)(2)	5,500,000	159,555
Textron	10,000,000	392,900
		552,455
Commercial Services & Supplies 1.7%		
IHS (1)	3,200,000	388,800
Waste Connections	600,000	26,316
		415,116
Construction & Engineering 1.1%		
Quanta Services (1)	7,500,000	276,750
		276,750

Electrical Equipment 5.2%		
Acuity Brands	1,375,000	182,284
AMETEK	5,000,000	257,450
Babcock & Wilcox (2)	8,750,000	290,500
Roper Industries	2,000,000	267,020
Sensata Technologies Holding (1)	5,500,000	234,520
		1,231,774
Machinery 5.2%		
Colfax (1)	2,650,000	189,024
IDEX (2)	4,500,000	328,005
Nordson	1,000,000	70,490
Pall	3,850,000	344,459
Rexnord (1)	4,925,000	142,727
WABCO Holdings (1)	1,500,000	158,340
		1,233,045
Professional Services 2.6%		
Equifax	3,000,000	204,090
ManpowerGroup	2,750,000	216,783
Towers Watson	267,200	30,474
Verisk Analytics, Class A (1)	2,875,000	172,385
		623,732
Road & Rail 2.0%		
Hertz Global Holdings (1)	6,250,000	166,500
J.B. Hunt Transport Services	2,000,000	143,840
Kansas City Southern	1,575,000	160,744
		471,084
Trading Companies & Distributors 1.1%		
Fastenal	5,250,000	258,930
		258,930
Total Industrials & Business Services		5,062,886

INFORMATION TECHNOLOGY 17.6%

Communications Equipment 1.9%		
JDS Uniphase (1)(2)	14,500,000	203,000
Motorola Solutions	4,000,000	257,160
		460,160
Electronic Equipment, Instruments & Components 1.4%		
Cognex (1)	500,000	16,930
FEI	1,000,000	103,020
IPG Photonics (1)	1,200,000	85,296
Trimble Navigation (1)	3,500,000	136,045
		341,291
Internet Software & Services 2.5%		
Akamai Technologies (1)	3,500,000	203,735
Dropbox, Class B, Acquisition Date: 5/1/12 Acquisition Cost $3,992 (1)(3)(4)	441,181	8,427
LinkedIn (1)	300,000	55,482
Rackspace Hosting (1)	2,250,000	73,845
VeriSign (1)	4,419,700	238,266
		579,755
IT Services 5.4%		
CoreLogic (1)(2)	5,500,000	165,220
Fidelity National Information	2,000,000	106,900
Fiserv (1)	7,000,000	396,830
Gartner (1)	3,750,000	260,400
Global Payments	2,500,000	177,775
Vantiv, Class A (1)	5,750,000	173,765
		1,280,890
Semiconductor & Semiconductor Equipment 3.3%		
Altera	6,000,000	217,440
Atmel (1)	16,000,000	133,760
Avago Technologies	1,959,900	126,237

Cree (1)	1,000,000	56,560
Microchip Technology	2,000,000	95,520
Xilinx	3,000,000	162,810
		792,327
Software 3.1%		
Concur Technologies (1)	1,500,000	148,605
FactSet Research Systems	2,000,000	215,620
Red Hat (1)	5,000,000	264,900
ServiceNow (1)	1,000,000	59,920
Workday (1)	500,000	45,715
		734,760
Total Information Technology		4,189,183
MATERIALS 3.9%		
Chemicals 1.7%		
Celanese, Class A	3,000,000	166,530
Rockwood Holdings	3,250,000	241,800
		408,330
Construction Materials 0.7%		
Martin Marietta Materials	1,250,000	160,438
		160,438
Containers & Packaging 0.6%		
Ball	2,500,000	137,025
		137,025
Metals & Mining 0.9%		
Agnico Eagle Mines	3,000,000	90,750
Franco-Nevada (CAD)	3,000,000	137,856
		228,606
Total Materials		934,399

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1992. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $15,389,895,000. Net unrealized gain aggregated $8,467,457,000 at period-end, of which $8,656,204,000 related to appreciated investments and $188,747,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014